Northern Lights Fund Trust

Navigator Tactical Fixed Income Fund, Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund and Navigator Ultra Short Bond Fund

Incorporated herein by reference is the definitive version of the supplement for Navigator Tactical Fixed Income Fund, Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund and Navigator Ultra Short Bond Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 8, 2020 (SEC Accession No. 0001580642-20-002568.